Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Other Liabilities, Current [Abstract]
Other Current Liabilities
(7) Other Current Liabilities
Other current liabilities consisted of the following (in thousands):

	June 30, 2022	December 31, 2021
GEM commitment fee	$2,500	$—
Transaction fees payable	2,000	—
Lease liability	124	—
Restructuring liability	195	293
Customer deposits	200	200
Deferred revenue	67	72
Derivative liability	—	172

Total other current liabilities	$5,086	$737

(6)	Other Current Liabilities
Other current liabilities consist of the following (in thousands):

	As of December 31,
	2021	2020
Deferred revenue	$72	$67
Customer deposits	200	200
Restructuring liability	293	293
Embedded derivative liability	172	—

Total other current liabilities	$737	$560